Debt, New Loan Agreement (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Abstract]
Maximum borrowing capacity		$ 5,000
Revolving Line [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 1,000	$ 1,000
Maximum borrowing capacity percentage of eligible accounts	80.00%
Maturity date	Mar. 31, 2020	Mar. 31, 2020
Total borrowings outstanding	$ 0	$ 0	$ 0
Revolving Line [Member] | Floating Annual Rate [Member]
Line of Credit Facility [Abstract]
Interest rate	1.75%	1.75%
Revolving Line [Member] | Prime Rate [Member]
Line of Credit Facility [Abstract]
Interest rate	1.00%	1.00%